CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (15,139)	$ (16,163)	$ (252,415)	$ (59,310)	$ 126,474
Adjustments to reconcile net loss to net cash provided by operating activities:
Unrealized loss on forward and derivative contracts	13,978	0
Unrealized gain on fair value of contingent consideration			0	(18,337)	(7,943)
Gain on remeasurement of equity investment			0	0	(15,955)
Unrealized gain on E.ON contingent obligation	(353)	(353)	(1,411)	(1,411)	(1,412)
Lower of cost or market inventory adjustment	(3,880)	(5,784)	(660)	7,539	(1,247)
Depreciation and amortization	20,938	21,260	84,780	80,117	70,827
Helguvik impairment			152,220	0	0
Ravenswood impairment			3,830	30,850	0
BHH impairment			0	11,584	0
Sebree power contract amortization			0	0	(5,534)
Pension and other postretirement benefits	1,576	632	2,863	(4,991)	6,939
Deferred income taxes	(95)	(3,587)	(893)	(178)	2,633
Stock-based compensation	477	321	1,502	1,844	1,334
Equity in earnings of joint ventures, net of dividends	(393)	(357)	(367)	(806)	425
Change in operating assets and liabilities:
Accounts receivable - net	(23,793)	(3,193)	(2,957)	68,192	(8,712)
Due from affiliates	4,862	1,939	766	14,086	12,084
Inventories	(4,677)	17,648	919	44,896	(16,513)
Prepaid and other current assets	4,726	14,290	18,313	(144)	3,392
Accounts payable, trade	(4,377)	(5,983)	2,271	(60,583)	11,797
Due to affiliates	3,296	(5,372)	7,212	(12,216)	3,058
Accrued and other current liabilities	(4,905)	1,253	(3,900)	(31,540)	18,071
Pension contribution - Mt. Holly			0	(34,595)	0
Ravenswood retiree legal settlement			23,000	0	0
Other - net	(3,585)	(1,648)	3,100	(3,131)	7,962
Net cash provided by operating activities	(11,344)	14,903	38,173	31,866	207,680
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(9,045)	(3,835)	(21,944)	(54,700)	(55,126)
Purchase of Sebree smelter			0	0	(1,042)
Purchase of remaining interest in Mt. Holly smelter			0	11,313	(65,100)
Proceeds from sale of property, plant and equipment	13,585	0	1,040	14	46
Restricted and other cash deposits	253	0	(259)	10	896
Net cash used in investing activities	4,793	(3,835)	(21,163)	(43,363)	(120,326)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of debt			0	0	(2,603)
Borrowings under revolving credit facilities	233	371	1,179	1,737	92,423
Repayments under revolving credit facilities	(233)	(371)	(1,179)	(1,737)	(98,423)
Repurchase of common stock			0	(36,352)	0
Issuance of common stock	43	0	0	0	403
Net cash used in financing activities	43	0	0	(36,352)	(8,200)
CHANGE IN CASH AND CASH EQUIVALENTS	(6,508)	11,068	17,010	(47,849)	79,154
Cash and cash equivalents, beginning of year	132,403	115,393	115,393	163,242	84,088
Cash and cash equivalents, end of year	$ 125,895	$ 126,461	$ 132,403	$ 115,393	$ 163,242